Capital and reserves	12 Months Ended
Dec. 31, 2025
Capital and reserves
Capital and reserves

Note 19. Capital and reserves

The following table displays the composition and movements of capital and reserves:

	Class A	Class B
	ordinary	ordinary
Capital and reserves	shares	shares[1]
Equity instruments as of January 1, 2023	206,848,644	903,670,701
Issued during the year for vesting of shares	945,555	—
Equity instruments as of December 31, 2023	207,794,199	903,670,701
Issued during the year for vesting of shares	1,298,657	—
Equity instruments as of December 31, 2024	209,092,856	903,670,701
Issued during the year[1]	12,297,438	—
Equity instruments as of December 31, 2025	221,390,294	903,670,701

[1]The 12,297,438 number of Class A shares issued during 2025 includes a conversion event. On April 16, 2025, our founder and Chief Executive Officer Carsten Koerl, converted 120,000,000 Class B Ordinary Shares into 12,000,000 Class A Ordinary Shares. Such 120,000,000 Class B Shares remain outstanding but are held in treasury pending cancellation.

19.1 Ordinary shares

As of December 31, 2025, the ordinary share capital of the Company amounted to €27.6 million, consisting of 221,390,294 Class A ordinary shares (nominal value CHF 0.1) and 903,670,701 Class B ordinary shares (nominal value CHF 0.01). As of December 31, 2024, the ordinary share capital amounted to €27.6 million, consisting of 209,092,856 Class A ordinary shares (nominal value CHF 0.1) and 903,670,701 Class B ordinary shares (nominal value CHF 0.01). As of December 31, 2023, the ordinary share capital amounted to €27.4 million, consisting of 207,794,199 Class A ordinary shares (nominal value CHF 0.1) and 903,670,701 Class B ordinary shares (nominal value CHF 0.01). Ordinary share capital issued and outstanding is fully paid in. The holders of Class A and Class B shares are entitled to a single vote per share at shareholder meetings. As of December 31, 2025, 2024 and 2023 the Company was authorized to issue an additional 134,764,900, 146,764,900 and 146,764,900, respectively, of Class A ordinary shares. As of December 31, 2025, 2024 and 2023 the Company was authorized to issue no additional Class B ordinary shares.

19.2 Additional paid-in capital

Additional paid-in capital includes the excess over the par value paid by shareholders in connection with the issuance of ordinary shares or participation certificates as well as impacts of other transactions with shareholders, non-controlling interests and equity-settled share-based payments.

During the year ended December 31, 2025, €34.2 million relate to recognized assets resulting from granted equity instruments to one licensor.

No other transactions occurred during the year ended December 31, 2024.

During the year ended December 31, 2023, €52.0 million relate to recognized assets resulting from granted equity instruments to one licensor.

19.3 Treasury shares

From time to time, the Company repurchases its own shares, including for employee tax withholding purposes, and the shares may then be used for issuances under the Sportradar Group AG Omnibus Stock Plan (refer to Note 29). Upon the vesting of RSUs, the Company fulfills its obligations under the equity instrument agreements by either issuing new shares of authorized ordinary shares or by issuing Class A ordinary shares from treasury. In addition, on March 18, 2024, the board of directors approved a $200 million share buyback program, which was further extended to $300 million in October 2025. As of December 31, 2025, the Company has repurchased 5.9 million Class A ordinary shares under the plan for a total of approximately $111.2 million, including 4.1 million for a total of approximately $90.9 million in the year ended December 31, 2025. Any shares repurchased by the Company are deposited in the Company’s treasury account. The treasury shares at December 31, 2025 and 2024 comprise the cost of the Company’s shares held by the Company. As of December 31, 2025 and 2024, the Company held €79.4 million and €18.8 million in treasury shares, respectively.

Movement in treasury shares	Number of shares	Cost €’000
Treasury Shares as of January 1, 2024	230,612	2,322
Purchased during the year	2,627,731	28,725
Surrendered during the year	(931,057)	(12,234)
Treasury shares as of December 31, 2024	1,927,286	18,813
Purchased during the year	5,127,074	105,216
Surrendered during the year	(3,114,518)	(44,641)
Treasury shares as of December 31, 2025	3,939,842	79,388

19.4 Capital management

The Company’s policy is to maintain a strong capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business. The capital management of the Company comprises the management of cash and shareholders’ equity and debt. The primary objective of the Company’s capital management is to ensure the availability of funds within the Company and comply with any applicable financial covenants. Refer to Note 20. The majority of the Company’s operations are financed by the Company’s operating cash flows. The Company manages its capital structure and makes adjustments in light of changes in economic conditions and the requirements of applicable financial covenants. The board of directors will determine whether to pay dividends in the future based on conditions existing at that time, including earnings, financial condition and capital requirements, as well as economic and other conditions as it may deem relevant.

The Company has an active share buyback program, refer to Note 19.3.